Redeemable Non-Controlling Interests - Schedule of Redeemable Non-Controlling Interests (Details) - Redeemable Non-controlling Interests [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Redeemable Noncontrolling Interest [Line Items]
Balance as of beginning	$ 4,584,984
Contribution from redeemable non-controlling interests		2,765,487
Attribution of net loss	(421)	(7,738)
Foreign exchange adjustment	66,730	24,153
Accretion of redeemable non-controlling interests		1,851,388
Foreign exchange adjustment	(66,730)	(24,153)
Balance as of ending	$ 4,651,293	$ 4,584,984